Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 9,988	$ 1,530	¥ 8,344
Allowance for credit losses	(1,320)	(202)	(928)	$ (142)	¥ (599)	¥ (316)
Accounts receivable, net	¥ 8,668	$ 1,328	¥ 7,416